RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Administrative expenses	$ 1,202,189
Fidelity
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Administrative expenses	555,000
Public Accounting Firm
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Administrative expenses	61,000
Legal Counsel
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Administrative expenses	22,000
Consultants and Advisers
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Administrative expenses	$ 564,000